Schedule of reconciliation between taxes on income / losses (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit/ (loss) before tax		€ (1,062)	€ (15,254)	€ (30,857)
Tax using Company’s domestic tax rate at 12.5%		€ 133	€ 1,907	€ 3,857
Applicable tax rate		12.50%	12.50%	12.50%
Non-deductible expenses / non-taxable income		€ 218	€ (764)	€ (967)
Current-year losses for which no deferred tax asset is recognized		(81)	(805)	(4,647)
Impacts of different foreign tax rates		(63)	156	1,916
Tax expense of acquired subsidiary (QIND)	[1]	(146)	(25)
Release of deferred tax liabilities (QIND PPA)	[1]	256
Total tax		316	470	€ 159
Current tax expense		€ 100	€ 500

[1]	The total income tax credit for the year ended 31 December 2025 of €0.1 million reflects the net impact of (i) current tax expense arising on taxable profits generated by QIND and its subsidiary Al Shola Gas, and (ii) the release of deferred tax liabilities recognised as part of the purchase price allocation on acquisition, as set out in the reconciliation above.